Document and Entity Information	12 Months Ended
May 31, 2026
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	CONAGRA BRANDS INC
Entity Central Index Key	0000023217
Amendment Flag	false